Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets, net of accumulated amortization consisted of the following:

	December 31,
	2024	2023
Water contracts	$28,556	$14,956
Surface use agreements	24,247	18,619

Subtotal	52,803	33,575
Less: accumulated amortization	(7,538)	(4,933)

Total intangible assets, net	$45,265	$28,642

	December 31,
	2024	2023
Accumulated amortization
Water contracts	$3,516	$2,193
Surface use agreements	4,022	2,739

Total accumulated amortization	$7,538	$4,933

Schedule of Future Amortization Expense
Future amortization expense related to such intangibles for the next five years and thereafter as of December 31, 2024 is as follows:

Amortization Expense
2025	4,560
2026	4,560
2027	4,560
2028	4,560
2029	4,560
Thereafter	22,465

Total	$45,265